Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2011 and 2012 are as follows:

	Yen in millions
	March 31, 2011
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	189,320	186,482	—	375,802	375,802	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,143,765	—	1,143,765	71,472	1,072,293	—	—
Japanese local government bonds	—	22,965	—	22,965	3,415	19,550	—	—
Japanese corporate bonds	—	329,057	4,581	333,638	96,745	236,893	—	—
Foreign corporate bonds	—	306,070	19,751	325,821	81,486	244,335	—	—
Other	—	7,933	299	8,232	—	8,232	—	—
Equity securities	141,408	81	—	141,489	—	141,489	—	—
Other investments*[1]	5,459	4,637	74,026	84,122	—	84,122	—	—
Derivative assets*[2]	—	15,110	—	15,110	—	—	15,101	9

Total assets	336,187	2,016,100	98,657	2,450,944	628,920	1,806,914	15,101	9

Liabilities:
Derivative liabilities*[2]	—	33,759	—	33,759	—	—	32,096	1,663

Total liabilities	—	33,759	—	33,759	—	—	32,096	1,663

	Yen in millions
	March 31, 2012
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	214,036	219,455	—	433,491	433,491	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,091,451	—	1,091,451	23,267	1,068,184	—	—
Japanese local government bonds	—	33,675	—	33,675	1,405	32,270	—	—
Japanese corporate bonds	—	293,637	1,513	295,150	123,434	171,716	—	—
Foreign corporate bonds	—	359,960	15,291	375,251	75,764	299,487	—	—
Other	—	23,616	309	23,925	—	23,925	—	—
Equity securities	111,517	680	—	112,197	—	112,197	—	—
Other investments*[1]	5,475	4,592	73,451	83,518	—	83,518	—	—
Derivative assets*[2]	—	18,518	—	18,518	—	—	18,513	5

Total assets	331,028	2,045,584	90,564	2,467,176	657,361	1,791,297	18,513	5

Liabilities:
Derivative liabilities*[2]	—	41,218	—	41,218	—	—	40,034	1,184

Total liabilities	—	41,218	—	41,218	—	—	40,034	1,184

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2011
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other investments
Beginning balance	1,097	17,433	—	73,608
Total realized and unrealized gains (losses):
Included in earnings*[1]	(13)	(224)	—	(3,332)
Included in other comprehensive income (loss)*[2]	(18)	(841)	(1)	2,638
Purchases, issuances, sales and settlements	3,515	7,951	300	1,112
Transfers in and/or out of level 3	—	(4,568)	—	—

Ending balance	4,581	19,751	299	74,026

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	(2)	10	—	(3,779)

	Yen in millions
	Fiscal year ended March 31, 2012
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other investments
Beginning balance	4,581	19,751	299	74,026
Total realized and unrealized gains (losses):
Included in earnings*[1]	—	27	—	(1,214)
Included in other comprehensive income (loss)*[2]	(2)	271	10	505
Purchases	—	6,994	—	3,144
Settlements	(500)	(5,961)	—	(2,784)
Transfers into level 3*[3]	2,116	956	—	—
Transfers out of level 3*[4]	(4,682)	(6,747)	—	—
Other	—	—	—	(226)

Ending balance	1,513	15,291	309	73,451

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	(2)	—	(1,215)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of changes in stockholders’ equity.

*3	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Estimated Fair Values of Financial Instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2011
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	714,985	—	714,985	656,047

Total assets	—	714,985	—	714,985	656,047

Liabilities:
Long-term debt including the current portion	—	928,820	—	928,820	921,849
Investment contracts included in policyholders’ account in the life insurance business	—	320,036	—	320,036	322,649

Total liabilities	—	1,248,856	—	1,248,856	1,244,498

	Yen in millions
	March 31, 2012
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	823,668	—	823,668	749,636

Total assets	—	823,668	—	823,668	749,636

Liabilities:
Long-term debt including the current portion	—	1,069,914	—	1,069,914	1,072,709
Investment contracts included in policyholders’ account in the life insurance business	—	338,589	—	338,589	340,600

Total liabilities	—	1,408,503	—	1,408,503	1,413,309